UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number:  811-89395
                                     ---------

                       Third Avenue Variable Series Trust
                       ----------------------------------
               (Exact name of registrant as specified in charter)

622 Third Avenue, 32nd Floor, New York NY                               10017
--------------------------------------------------------------------------------
 (Address of principal executive offices)                             (Zip code)

    W. James Hall III, General Counsel, 622 Third Avenue, New York NY 10017
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 800-443-1021
                                                    ------------
Date of fiscal year end: December  31, 2005
                         ------------------

Date of reporting period: March 31, 2005
                          --------------


     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 284.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 280.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Trust's schedule of investments pursuant to Rule 30(b)1-5 under the Investment Company Act of 1940 is as follows:


                                             THIRD AVENUE VARIABLE SERIES TRUST
                                                THIRD AVENUE VALUE PORTFOLIO
                                                  PORTFOLIO OF INVESTMENTS
                                                     AT MARCH 31, 2005
                                                        (UNAUDITED)

                                 PRINCIPAL                                                                                   % OF
                                 AMOUNT ($)   ISSUES                                                              VALUE   NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS - 1.14%
Building & Construction           2,000,000   USG Corp., 9.25%, due 9/15/01 (a) (b) *                    $   2,675,600
                                  1,500,000   USG Corp., 8.50%, due 8/01/05 (a) *                            1,972,500
                                                                                                         -------------
                                                                                                             4,648,100       1.13%
                                                                                                         -------------

Consumer Products                    73,000   Home Products International, Inc., 9.625%, due 05/15/0            66,795       0.01%
                                                                                                         -------------

                                              TOTAL CORPORATE BONDS                                          4,714,895
                                              (Cost $2,609,935)                                          -------------

                                 SHARES
------------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCK - 0.39%
Real Estate Investment Trusts        61,500   CRT Properties, Inc. 8.50%                                     1,599,000       0.39%
                                                                                                         -------------

                                              TOTAL PREFERRED STOCK                                          1,599,000
                                                                                                         -------------
                                              (Cost $1,537,500)

------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 87.31%
Agriculture Chemicals               140,200   Agrium, Inc. (Canada)                                          2,558,650       0.62%
                                                                                                         -------------

Auto Parts                          279,400   Superior Industries International, Inc.                        7,378,954       1.79%
                                                                                                         -------------

Consumer Products                   350,400   Industrias Bachoco, S.A. ADR (Mexico)                          5,150,880
                                    433,246   JAKKS Pacific, Inc. (a)                                        9,301,792
                                    163,900   K-Swiss, Inc. Class A                                          5,413,617
                                    240,500   Leapfrog Enterprises, Inc. (a)                                 2,729,675
                                    302,800   Russ Berrie & Co., Inc.                                        5,798,620
                                                                                                         -------------
                                                                                                            28,394,584       6.89%
                                                                                                         -------------

Depository Institutions             252,900   Brookline Bancorp, Inc.                                        3,768,210
                                    462,400   NewAlliance Bancshares, Inc.                                   6,473,600
                                                                                                         -------------
                                                                                                            10,241,810       2.48%
                                                                                                         -------------

Electronics                         213,500   American Power Conversion Corp.                                5,574,485
                                     28,300   Analogic Corp.                                                 1,223,975
                                    456,000   AVX Corp.                                                      5,586,000
                                     42,500   Bel Fuse, Inc. Class A                                         1,030,625
                                    196,600   Bel Fuse, Inc. Class B                                         5,956,980
                                    108,300   Electronics for Imaging, Inc. (a)                              1,932,072
                                     42,500   Herley Industries, Inc. (a)                                      727,175
                                    133,022   Hutchinson Technology, Inc. (a)                                4,626,505
                                    152,700   KEMET Corp. (a)                                                1,183,425
                                    500,600   TriQuint Semiconductor, Inc. (a)                               1,692,028
                                    440,000   Vishay Intertechnology, Inc. (a)                               5,469,200
                                                                                                         -------------
                                                                                                            35,002,470       8.49%
                                                                                                         -------------

Energy/Services                     204,600   Smedvig ASA Class A (Norway)                                   3,842,314
                                      6,300   Tidewater, Inc.                                                  244,818
                                    214,200   Willbros Group, Inc. (a) (Panama)                              4,326,840
                                                                                                         -------------
                                                                                                             8,413,972       2.04%
                                                                                                         -------------

Financial Insurance                  25,300   MBIA, Inc.                                                     1,322,684       0.32%
                                                                                                         -------------

Financial Services                   30,000   CIT Group, Inc.                                                1,140,000       0.28%
                                                                                                         -------------

Healthcare Services                  97,185   AMN Healthcare Services, Inc. (a)                              1,546,213
                                    284,000   Cross Country Healthcare, Inc. (a)                             4,759,840
                                                                                                         -------------
                                                                                                             6,306,053       1.53%
                                                                                                         -------------

Holding Companies                   506,550   Brascan Corp. Class A (Canada)                                19,122,262
                                    380,000   Guoco Group, Ltd. (Hong Kong)++                                3,824,629
                                    690,000   Hutchison Whampoa, Ltd. (Hong Kong)                            5,860,990
                                    430,000   Investor AB Class A (Sweden)                                   5,746,793
                                     63,750   Leucadia National Corp.                                        2,189,813
                                                                                                         -------------
                                                                                                            36,744,487       8.91%
                                                                                                         -------------

Industrial Equipment                214,300   Alamo Group, Inc.                                              5,301,782
                                     83,000   Lindsay Manufacturing Co.                                      1,583,640
                                    375,000   Toyota Industries Corp. (Japan)                               10,561,410
                                    142,500   Trinity Industies, Inc.                                        4,014,225
                                                                                                         -------------
                                                                                                            21,461,057       5.20%
                                                                                                         -------------

Insurance & Reinsurance             128,100   Arch Capital Group, Ltd. (a) (Bermuda)                         5,129,124
                                  2,970,000   BRIT Insurance Holdings PLC (United Kingdom)                   4,546,176
                                     87,278   Radian Group, Inc.                                             4,166,652
                                    175,000   Safety Insurance Group, Inc.                                   5,418,000
                                                                                                         -------------
                                                                                                            19,259,952       4.67%
                                                                                                         -------------

Life Insurance                      538,500   The Phoenix Companies, Inc.                                    6,882,030       1.67%
                                                                                                         -------------

Medical Supplies                    170,000   Sankyo Co., Ltd. (Japan)                                       3,582,952       0.87%
& Services                                                                                               -------------

Natural Resources &                  28,760   Brookfield Homes Corp.                                         1,213,960
Real Estate                         143,800   Brookfield Properties Corp. (Canada)                           5,536,300
                                     42,500   Deltic Timber Corp.                                            1,661,750
                                    131,050   Forest City Enterprises, Inc. Class A                          8,360,990
                                     18,000   Tejon Ranch Co. (a)                                              802,800
                                    111,300   The St. Joe Co.                                                7,490,490
                                     95,600   Wellsford Real Properties, Inc. (a)                            1,390,980
                                                                                                         -------------
                                                                                                            26,457,270       6.42%
                                                                                                         -------------

Non-Life Insurance                  168,100   Millea Holdings, Inc. ADR (Japan)                             12,187,250       2.95%
                                                                                                         -------------

Oil Services                        123,500   EnCana Corp. (Canada)                                          8,696,870
                                    120,000   Nabors Industries, Ltd. (a) (Bermuda)                          7,096,800
                                     92,500   Pogo Producing Co.                                             4,554,700
                                     50,000   Suncor Energy, Inc. (Canada)                                   2,010,500
                                     21,400   Whiting Petroleum Co. (a)                                        872,692
                                                                                                         -------------
                                                                                                            23,231,562       5.63%
                                                                                                         -------------

                                             THIRD AVENUE VARIABLE SERIES TRUST
                                                THIRD AVENUE VALUE PORTFOLIO
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                     AT MARCH 31, 2005
                                                        (UNAUDITED)

                                                                                                                             % OF
                                 SHARES       ISSUES                                                              VALUE   NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - continued
Pharmaceutical Services             218,800   PAREXEL International Corp. (a)                                5,141,800
                                     30,000   Pharmaceutical Product Development, Inc. (a)                   1,453,500
                                                                                                         -------------
                                                                                                             6,595,300       1.60%
                                                                                                         -------------

Real Estate                         307,287   Catellus Development Corp.                                     8,189,199
Investment Trusts                   107,500   CRT Properties, Inc.                                           2,341,350
                                    270,000   Origen Financial, Inc.                                         1,865,700
                                    107,700   Prime Group Realty Trust (a)                                     771,132
                                     34,523   ProLogis                                                       1,280,803
                                     32,600   Vornado Realty Trust                                           2,258,202
                                                                                                         -------------
                                                                                                            16,706,386       4.05%
                                                                                                         -------------

Real Estate                          39,900   Jones Lang LaSalle, Inc. (a)                                   1,861,335
Management                          222,799   The Keith Companies, Inc. (a)                                  3,854,423
                                    378,100   Trammell Crow Co. (a)                                          7,777,517
                                                                                                         -------------
                                                                                                            13,493,275       3.27%
                                                                                                         -------------

Retail                               42,100   Sears Holding Corp. (a)                                        5,606,457
                                    206,829   The Dress Barn, Inc. (a)                                       3,768,424
                                                                                                         -------------
                                                                                                             9,374,881       2.27%
                                                                                                         -------------

Security Brokers,                   877,600   Instinet Group, Inc. (a)                                       5,160,288
Dealers & Floatation                173,550   Legg Mason, Inc.                                              13,561,197
Companies                           187,590   SWS Group, Inc.                                                3,007,068
                                     55,047   Westwood Holdings Group, Inc.                                  1,044,792
                                                                                                         -------------
                                                                                                            22,773,345       5.52%
                                                                                                         -------------

Semiconductor                       150,000   Applied Materials, Inc. (a)                                    2,437,500
Equipment Manufacturers              76,900   Coherent, Inc. (a)                                             2,596,144
& Related                           714,200   Credence Systems Corp. (a)                                     5,649,322
                                    191,500   Electro Scientific Industries, Inc. (a)                        3,713,185
                                     74,238   FSI International, Inc. (a)                                      314,027
                                                                                                         -------------
                                                                                                            14,710,178       3.57%
                                                                                                         -------------

Telecommunications                  308,900   CommScope, Inc. (a)                                            4,621,144
                                    361,151   Comverse Technology, Inc. (a)                                  9,108,228
                                    640,395   Sycamore Networks, Inc. (a)                                    2,279,806
                                    748,100   Tellabs, Inc. (a)                                              5,461,130
                                                                                                         -------------
                                                                                                            21,470,308       5.21%
                                                                                                         -------------

Utilities & Utility Service         571,400   Quanta Services, Inc. (a)                                      4,359,782       1.06%
Companies                                                                                                -------------

                                              TOTAL COMMON STOCKS                                          360,049,192
                                              (Cost $248,141,017)                                        -------------

                                 CONTRACTS
------------------------------------------------------------------------------------------------------------------------------------
OPTIONS - 0.04%
Retail                                   90   Sears Holding Corp., Strike $120, expires 01/20/07               159,300       0.04%
                                                                                                         -------------

                                              TOTAL OPTIONS
                                              (Cost $154,175)                                                  159,300
                                                                                                         -------------

                                 PRINCIPAL
                                 AMOUNT ($)
------------------------------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 10.47%
Repurchase Agreements            23,422,675   Bear Stearns, 2.63%, due 04/01/05 (c)                         23,422,675       5.68%
                                                                                                         -------------

U.S. Treasury Bills              20,000,000   U.S. Treasury Bill, 3.00%+, due 09/01/05                      19,748,920       4.79%
                                                                                                         -------------

                                              TOTAL SHORT TERM INVESTMENTS
                                              (Cost $43,174,562)                                            43,171,595
                                                                                                         -------------

                                              TOTAL INVESTMENT PORTFOLIO - 99.35%                          409,693,982
                                              (Cost $295,617,189)                                        -------------

                                 CONTRACTS
------------------------------------------------------------------------------------------------------------------------------------
OPTIONS WRITTEN - (0.05%)
Retail                                  (90)  Sears Holding Corp., Strike $155, expires 01/20/07              (185,400)     (0.05%)
                                                                                                         -------------

                                              TOTAL OPTIONS WRITTEN
                                              (Premium Received $154,520)                                     (185,400)
                                                                                                         -------------

                                              CASH & OTHER ASSETS LESS
                                              LIABILITIES - 0.70%                                            2,874,787
                                                                                                         -------------

                                              NET ASSETS - 100.00%                                       $ 412,383,369
                                              (Applicable to 16,797,728                                  =============
                                              shares outstanding)

                                              NET ASSET VALUE PER SHARE                                  $       24.55
                                                                                                         =============

Notes:

  (a)  Non-income producing securities.

  (b)  Restricted / fair valued securities.

  (c)  Repurchase agreement collateralized by:

       U.S. Treasury Bill, par value $7,595,000, matures 07/07/05, value $7,538,493.

       U.S. Treasury Strips, par value $4,640,000, matures 11/15/26, value $1,595,232.

       U.S. Treasury Strips, par value $50,000,000, matures 02/15/31, value $14,969,500.

  *    Issuer in default.

  ++   Incorporated in Bermuda.

  +    Annualized yield at date of purchase.

  ADR: American Depository Receipt.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Trust's principal executive officer and principal financial officer have evaluated the Trust's disclosure controls and procedures within 90 days of this filing and have concluded that the Trust's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The Trust's principal executive officer and principal financial officer are aware of no changes in the Trust's internal control over financial reporting that occurred during the Trust's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.


ITEM 3. EXHIBITS.

(a) Separate certifications of the Principal Executive Officer and Principal Financial Officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant): THIRD AVENUE VARIABLE SERIES TRUST

By:    /s/ David M. Barse
      -------------------------------
Name:  David M. Barse
      -------------------------------

Title: Principal Executive Officer
      -------------------------------
Date:  May 25, 2005
      -------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


(Registrant): THIRD AVENUE VARIABLE SERIES TRUST
By:    /s/ David M. Barse
      -------------------------------
Name:  David M. Barse
      -------------------------------
Title: Principal Executive Officer
      -------------------------------
Date:  May 25, 2005
      -------------------------------


By:    /s/ Vincent Dugan
      -------------------------------
Name:  Vincent Dugan
      -------------------------------
Title: Principal Financial Officer
      -------------------------------
Date:  May 25, 2005
      -------------------------------